Claims, Lawsuits And Other Contingencies Claims, Lawsuits And Other Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Reinsured Policies Covered By Related Party Guarantee	$ 40